CHAMPLAIN SMALL COMPANY FUND

SUMMARY PROSPECTUS | NOVEMBER 29, 2010

TICKER: ADVISOR SHARES -- CIPSX












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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.cipvt.com/investment-overview/investment-products-champlain-investment-part ners/. You can also get this information at no cost by calling 1-866-773-3238, by sending an e-mail request to cham-plainfund@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated November 29, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
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CHAMPLAIN SMALL COMPANY FUND
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INVESTMENT OBJECTIVE
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     The Champlain Small Company Fund (the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES
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     This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                             Advisor Shares
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Management Fees                                                   0.90%
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Distribution (12b-1) Fees                                         0.25%
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Other Expenses                                                    0.27%
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Total Annual Fund Operating Expenses                              1.42%
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Less Fee Reductions and/or Expense Reimbursements                (0.02)%
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Total Annual Fund Operating Expenses After Fee Reductions
  and/or Expense Reimbursements(1)                                1.40%
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(1) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceed- ing 1.40% of the Fund's Advisor Class Shares' average daily net assets until November 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a por- tion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2012.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year         3 Years         5 Years         10 Years
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               $143           $445            $772            $1,698

PORTFOLIO TURNOVER

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
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     Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small companies. For purposes of this policy, a small company is defined as having a market capitalization of less than $2.5 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that Champlain Investment Partners, LLC (the "Adviser") believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottoms-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value.

     The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold securities whose market capitalization exceeds $3 billion if it is a constituent in a small cap benchmark. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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     As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION
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     The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's Advisor Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-773-3238.

                               [BAR GRAPH OMITTED]

           10.05%      14.03%       10.84%     -24.04%      23.86%
            2005        2006         2007       2008         2009


                    BEST QUARTER            WORST QUARTER
                       17.87%                  (23.44)%
                    (06/30/2009)             (12/31/2008)

     The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 1/1/2010 to 9/30/2010 was 8.18%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        SINCE
                                                                      INCEPTION
                                                                      (NOVEMBER
                                                   1 YEAR    5 YEAR   30, 2004)
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Fund Returns Before Taxes                          23.86%    5.53%      5.86%
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Fund Returns After Taxes on Distributions          23.86%    4.77%      5.10%
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Fund Returns After Taxes on Distributions and
  Sale of Fund Shares                              15.51%    4.39%      4.68%
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Russell 2000 Index (reflects no deduction for
  fees, expenses or taxes)                         27.17%    0.51%      1.08%
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INVESTMENT ADVISER
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     Champlain Investment Partners, LLC

PORTFOLIO MANAGERS
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     Scott T. Brayman, Chief Investment Officer and Managing Partner of the Adviser, has managed the Fund since its inception.

     Daniel B. Butler, CFA and Partner of the Adviser, has managed the Fund since its inception.

     Van Harissis, CFA and Partner of the Adviser, has managed the Fund since its inception.

     Deborah Healey, Securities Trader and Partner of the Adviser, has managed the Fund since its inception.

     Finn McCoy, Trader, has managed the Fund since 2008.

     David O'Neal, CFA and Partner of the Adviser, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
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     To purchase shares of the Fund for the first time, you must invest at least $10,000 ($3,000 for individual retirement accounts ("IRAs")). There is no minimum for subsequent investments.

     If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day") by contacting the Fund directly by mail at: Champlain Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: DST Systems, Inc., c/o Champlain Funds, 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1-866-773-3238.

     If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

TAX INFORMATION
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     The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
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     If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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